INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

12.INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Technology	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2022	—	—	490,296	16,256	118,971	32,314	657,837
Addition of software	—	—	—	—	—	3,334	3,334
Decrease from cooperation termination with a cooperative hospital	—	—	(272,910)				(272,910)
Foreign Exchange Gain	—	—	—	—	—	—	—
Amortization expenses	—	—	(12,672)	(1,564)	(13,139)	(7,120)	(34,495)
Intangible Asset impairment	—	—	—	—	—	—	—
Intangible assets, net at December 31, 2022	—	—	204,714	14,692	105,832	28,528	353,766

Addition of software	—	—	—	—	—	6,226	6,296
Amortization expenses	—	—	(12,672)	(1,564)	(13,219)	(9,250)	(36,705)
Intangible assets, net at December 31, 2023	—	—	192,042	13,128	92,613	25,504	323,287
Intangible assets, net at December 31, 2023, in US$	—	—	27,049	1,849	13,044	3,592	45,534

At December 31, 2023
Intangible assets, cost	32,449	418	253,440	21,010	132,190	53,555	493,062
Less: accumulated amortization	(31,486)	(418)	(61,398)	(7,882)	(39,577)	(28,051)	(168,812)
Less: intangible asset impairment	(963)	—	—	—	—	—	(963)
Intangible assets, net at December 31, 2023	—	—	192,042	13,128	92,613	25,504	323,287

Amortization expenses for intangibles were RMB30,171, RMB34,495 and RMB36,705 (US$5,170) for the years ended December 31, 2021, 2022 and 2023, respectively. Impairment loss on intangible assets was nil, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2024	40,759	5,741
2025	35,767	5,038
2026	34,064	4,798
2027	29,142	4,105
2028	183,555	25,852